Condensed Balance Sheets	Dec. 31, 2024 USD ($)
Archimedes Tech SPAC Partners II Co
Current assets
Deferred offering costs	$ 429,691
Demand deposit held in Trust Account	0
TOTAL ASSETS	429,691
Liabilities, Current [Abstract]
Accrued expenses	23,000
Accrued offering costs	268,358
Due to related party	0
Total current liabilities	483,391
TOTAL LIABILITIES	483,391
Commitments and Contingencies
SHAREHOLDERS' DEFICIT
Preference shares, $0.0001 par value; 1,000,000 shares authorized; none issued or outstanding
Ordinary shares, $0.0001 par value; 400,000,000 shares authorized; 6,590,000 shares issued and outstanding (excluding 23,000,000 shares subject to possible redemption) as of March 31, 2026 and December 31, 2025	575
Additional paid-in capital	24,425
Accumulated deficit	(78,700)
Total Stockholder's Deficit	(53,700)
TOTAL LIABILITIES AND STOCKHOLDER'S DEFICIT	429,691	[1]
Related Party [Member] | Archimedes Tech SPAC Partners II Co
Liabilities, Current [Abstract]
Promissory note - related party	$ 192,033

[1]	As of December 31, 2024, included an aggregate of up to 750,000 ordinary shares that were subject to forfeiture depending on the extent to which the underwriters’ over-allotment option was exercised (see Note 5). On February 12, 2025, the Company consummated its Initial Public Offering and sold 23,000,000 Units, including 3,000,000 Units sold pursuant to the full exercise of the underwriters’ option to purchase additional units to cover the over-allotment; as a result, the 750,000 ordinary shares were no longer subject to forfeiture.